Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES
8.	INCOME TAXES

Income tax expense during interim periods is based on applying an estimated annualized effective income tax rate applied to the respective quarterly periods, adjusted for discrete tax items in the period in which they occur. The computation of the annualized estimated effective tax rate for each interim period requires certain estimates and significant judgment including, but not limited to, the expected operating results for the year, projections of the proportion of income earned and taxed in various jurisdictions, permanent and temporary differences, and the likelihood of recovering deferred income tax assets generated in the current year. The accounting estimates used to compute the provision for income taxes may change as new events occur, more experience is obtained, additional information becomes known, or as the tax environment changes.

For the three months ended March 31, 2026, the Company did not recognize any income tax benefit due to a full valuation allowance on its deferred income tax assets. The Company did not have any material changes to its conclusions regarding valuation allowances for deferred income tax assets or uncertain tax positions for the three months ended March 31, 2026. The Company was a pass through entity for the three months ended March 31, 2025.

8.	INCOME TAXES

One Blockchain is a limited liability company and therefore substantially all of the Company’s income/loss in 2025 and 2024 was subject to pass-through taxes and not subject to income taxes. The members of One Blockchain include the Company’s taxable income or loss in their personal income tax returns. Accordingly, there is no income tax expense and/or deferred tax assets/liabilities recorded as of December 31, 2025 and 2024. Transactions for which tax deductibility or the timing of deductibility is uncertain are reviewed based on their technical merits in determining distribution of the Company’s income. Penalties and interest assessed by income taxing authorities are included in selling, general, and administrative expenses. No interest or penalties were recognized for the year ended December 31, 2025 (Successor), the period from February 8, 2024 to December 31, 2024 (Successor), and the period from January 1, 2024 to February 7, 2024 (Predecessor).